CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Accounts receivable, allowance for doubtful accounts	$ 14,068	$ 14,980
Accounts receivable, net of allowances for doubtful accounts, due from related parties	60,896	111,637
Current liabilities
Current liabilities	971,283	1,378,555
Deferred revenue from related parties	19,186	14,748
Long-term liabilities
Long-term liabilities	$ 222,612	$ 101,724
SINA shareholders' equity:
Ordinary shares, par value (in dollars per share)	$ 0.133	$ 0.133
Ordinary shares, shares authorized (in shares)	150,000,000	150,000,000
Ordinary shares, shares issued (in shares)	80,544,000	79,115,000
Ordinary shares, shares outstanding (in shares)	70,937,000	69,840,000
Treasury stock (in shares)	9,607,000	9,275,000
Consolidated VIEs without recourse to the primary beneficiaries
Current liabilities
Current liabilities	$ 567,761	$ 378,203
Long-term liabilities
Long-term liabilities	$ 3,790	$ 23,379